Share-based payments - Number and weighted average share prices of DSUs (Details) - DSUs - ElectraMeccanica Vehicles Corp - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
RSUs
Granted (in shares)	845,686	42,879
Number of DSUs outstanding	747,449	127,460	84,581
Number of DSUs exercised	(225,697)
Weighted average share price
DSUs outstanding	$ 0.80	$ 3.02	$ 3.41
DSUs granted	0.47	$ 2.24
DSUs exercised	$ 0.41